SCHEDULE OF SOURCES OF CHANGES IN DISCOUNTED FUTURE NET CASH FLOWS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Standardized measure of discounted future net cash flows at the beginning of the year	$ 10,120,562	$ 14,513,446	$ 4,222,805
Extensions, discoveries and improved recovery, less related costs	500,000	500,000	(7,000,000)
Revisions of previous quantity estimates	6,073,161	(3,431,073)	85,790,320
Changes in estimated future development costs	811,043	752,299	(42,865,000)
Purchases (sales) of minerals in place
Net changes in prices and production costs	(21,967,808)	(4,090,493)	3,655,533
Accretion of discount	2,377,063	1,384,269	(8,462,229)
Sales of oil and gas produced, net of production costs	(2,536,006)	(2,166,491)	(2,946,923)
Development costs incurred during the period	201,946	245,202	103,337
Change in timing of estimated future production and other
Net change in income taxes	9,999,882	2,413,403	(17,984,397)
Standardized measure of discounted future net cash flows at the end of the year	$ 5,579,842	$ 10,120,562	$ 14,513,446